Financial risk management and fair value estimates (Tables)	12 Months Ended
Jun. 30, 2020
Financial Risk Management and Fair Value Estimates [Abstract]
Schedule of net carrying amounts of the Company's financial instruments broken down by the functional currencies
	Net monetary position (liability) / asset
Functional currency	June 30, 2020	June 30, 2019
	US$	US$
Argentine Peso	(38,397)	(21,134)
Uruguayan Peso	152	(274)
Total	(38,245)	(21,408)

Schedule of Group's derivative financial liabilities to the contractual maturity date.
1)	Operations Center in Argentina

June 30, 2020	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	1,552	156	69	219	1	1,997
Borrowings (excluding finance leases liabilities)	38,402	3,283	27,280	65	216	69,246
Finance leases obligations	53	49	51	54	1,291	1,498
Derivative Financial Instruments	83	28	6	-	-	117
Total	40,090	3,516	27,406	338	1,508	72,858

June 30, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	2,198	334	146	1	386	3,065
Borrowings (excluding finance leases liabilities)	13,110	19,562	3,786	2,475	21,871	60,804
Purchase obligations	1,827	-	-	-	-	1,827
Finance leases obligations	16	6	1	-	-	23
Derivative Financial Instruments	19	11	6	1	-	37
Total	17,170	19,913	3,939	2,477	22,257	65,756

2) Operations Center in Israel

June 30, 2020	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	25,507	346	61	20	20	25,954
Borrowings (excluding finance leases liabilities)	53,289	54,401	94,044	43,051	123,016	367,801
Purchase obligations	5,238	4,026	2,854	1,806	6,588	20,512
Finance leases obligations	5,695	854	590	-	-	7,139
Derivative Financial Instruments	20	-	-	-	-	20
Total	89,749	59,627	97,549	44,877	129,624	421,426

June 30, 2019	Less than 1 year	Between 1 and 2 years	Between 2 and 3 years	Between 3 and 4 years	More than 4 years	Total
Trade and other payables	21,614	426	204	-	-	22,244
Borrowings (excluding finance leases liabilities)	67,151	54,850	58,112	91,233	196,123	467,469
Purchase obligations	34	34	-	-	-	68
Finance leases obligations	4,282	1,365	750	495	-	6,892
Derivative Financial Instruments	34	-	-	-	-	34
Total	93,115	56,675	59,066	91,728	196,123	496,707

Schedule of Group's key metrics in relation to managing its capital structure

	June 30, 2020	June 30, 2019
Gearing ratio (i)	49.57%	40.80%
Debt ratio (ii)	44.42%	47.54%

Operation Center in Israel

	June 30, 2020	June 30, 2019
Gearing ratio (i)	82.63%	83.68%
Debt ratio (ii)	244.57%	149.40%

(i)	Calculated as total of borrowings over total borrowings plus equity attributable equity holders of the parent company.
(ii)	Calculated as total borrowings over total properties (including trading properties, property, plant and equipment, investment properties and rights to receive units under barter agreements).